Fresh-Start Accounting - Increase in Capital Accounts (Details) - USD ($) $ in Thousands		2 Months Ended	3 Months Ended			7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2017	Feb. 28, 2017	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Increase in Capital Accounts
Common stock to holders of Unsecured Notes and general unsecured creditors	$ 543,527		$ 134,362
Payment of issuance costs						$ (22,049)	$ (9,173)	$ (22,170)
Dividend related to beneficial conversion feature of preferred stock				$ 5,651	$ 5,650
Additional paid-in-capital	543,494	$ 543,494	915,028				915,028	545,345
Successor common stock	33	33	$ 81				$ 81	$ 33
Successor preferred stock	335,000	335,000
Predecessor
Net Increase in Capital Accounts
Common stock to holders of Unsecured Notes and general unsecured creditors	527,827
Payment of issuance costs		0							$ 0
Additional paid-in-capital									$ 2,798,713
Reorganization Adjustments
Net Increase in Capital Accounts
Common stock to holders of Unsecured Notes and general unsecured creditors	543,562
Payment of issuance costs	(35)
Dividend related to beneficial conversion feature of preferred stock	27,751
Additional paid-in-capital	2,798,714	2,798,714
Change in additional paid-in capital	3,369,959	3,369,959
Successor preferred stock	335,000	335,000
Net increase in capital accounts	906,278
Reorganization Adjustments | Predecessor
Net Increase in Capital Accounts
Additional paid-in-capital	(2,798,714)	(2,798,714)
Successor common stock	$ 33	$ 33